Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 626,420		$ 4,572,487		$ 1,847,171
Accounts receivable, net	377,284		373,858		809,540
Inventory, net	468,374		543,747		533,425
Prepaid expenses and other current assets	533,411		292,918		311,644
Total current assets	2,005,489		5,783,010		3,501,780
Property and equipment, net	201,762		1,221,827		835,537
Finance lease right-of-use assets, net	1,096,472		0
Operating lease right-of-use assets	1,214,482		0
Goodwill	600,814		600,814		600,814
Intangible assets, net	884,504		1,085,366		1,353,182
Other noncurrent assets	426,629		259,346		328,601
Total assets	6,430,152		8,950,363		6,619,914
Current liabilities
Accounts payable	1,872,762		1,623,751		1,691,712
Accrued compensation and benefits	1,387,498		1,041,573		746,924
Accrued liabilities	1,040,562		902,019		1,160,714
Deferred revenue	9,808		15,824		15,824
Short-term notes payable	508,292		398,595		1,010,961
Short-term finance lease liabilities	627,620		399,345
Short-term operating lease liabilities	987,833		0
Current maturities of long-term capital lease obligation			399,345		154,839
Total current liabilities	6,434,375		4,381,107		4,789,592
Deferred rent	0		162,919		290,719
Note payable	328,843		660,340		0
Warrant liability	0		67		8,453
Long-term finance lease liabilities	411,103		437,189		130,153
Long-term operating lease liabilities	812,801		0		5,218,917
Total liabilities	7,987,122		5,641,622
Commitments (Note 9)
Stockholders' equity (deficit)
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued and outstanding at September 30, 2019 and December 31, 2018, respectively	0		0		0
Common stock, $0.01 par value; 50,000,000 shares authorized; 882,268 and 432,286 shares issued and outstanding at September 30, 2019 and December 31, 2018, respectively	8,823	[1]	4,323	[1]	22,653
Additional paid-in capital	170,449,216		165,396,036		150,114,671
Accumulated deficit	(172,007,090)		(162,078,525)		(148,710,427)
Accumulated other comprehensive loss	(7,919)		(13,093)		(25,900)
Total stockholders’ equity (deficit)	(1,556,970)		3,308,741		1,400,997
Total liabilities and stockholders’ equity (deficit)	$ 6,430,152		$ 8,950,363		$ 6,619,914

[1]	Reflects the 1 for 20 reverse stock split that became effective on August 29, 2019. Refer to Note 8 Stockholders equity for further information.